Convertible notes (Tables)	6 Months Ended
Sep. 30, 2013
Convertible notes [Abstract]
Schedule of Convertible Notes

The carrying amount of the convertible notes to KKR China Healthcare Investment Limited ("KKRCHIL") (the "KKR Notes") and to Golden Meditech Holdings Limited ("GMHL"), which is a major shareholder of the Company (the "GM Notes"), (collectively the "Notes"), is summarized in the following table:

	March 31,	September 30,
	2013	2013	2013
	RMB	RMB	US$

Principal amount of the KKR Notes	409,764	401,887	65,667
Principal amount of the GM Notes	315,226	309,192	50,522
Cumulative interest payable	26,791	43,728	7,145
Carrying amount	751,781	754,807	123,334

Schedule of Interest Relating to KKR Notes and GM Notes

Interest relating to the Notes was recognized as follows:

	Three months ended September 30,			Six months ended September 30,
	2012	2013	2013	2012	2013	2013
	RMB	RMB	US$	RMB	RMB	US$

KKR Notes interest incurred	12,512	12,190	1,992	21,337	24,320	3,974
GM Notes interest incurred	-	9,496	1,552	-	18,827	3,076
Amortization of debt issuance costs	767	912	149	1,225	1,819	297
Interest cost capitalized	-	(6,600)	(1,078)	-	(14,789)	(2,417)
Total	13,279	15,998	2,615	22,562	30,177	4,930